Subsequent Events (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended						12 Months Ended											0 Months Ended
	Feb. 20, 2014	Feb. 06, 2014	Sep. 16, 2013	May 21, 2013	Feb. 28, 2013	Nov. 19, 2010	Dec. 31, 2013	Mar. 14, 2014	Feb. 07, 2014	Dec. 18, 2013	Nov. 08, 2013	Oct. 31, 2013	Aug. 14, 2013	Jun. 25, 2013	Apr. 30, 2013	Feb. 07, 2013	Nov. 09, 2012	Feb. 04, 2014 Nave Galactic	Feb. 12, 2014 Nave Quasar	Mar. 10, 2014 Nave Buena Suerte	Feb. 20, 2014 Net Proceeds	Feb. 20, 2014 Gross Proceeds	Feb. 20, 2014 Pursuant To The Underwriters Options
Vessels capacity per DWT																		297,168	297,376	297,491
Vessel Year Built																		2009	2010	2011
Total Vessel Acquisition Cost																		$ 51,500	$ 54,500	$ 57,000
Number of Loan Tranches		2
Amount of Each Tranches Under Credit Facility		$ 25,500 per each tranche
Debt Instrument Amount Drawn Down								51,000
Dividends Payable, Amount Per Share									$ 0.05		$ 0.05		$ 0.05		$ 0.05	$ 0.05	$ 0.05
Agent Costs	3,022		3,501	4,199	4,018
Offering Costs	320		379	369	465	561
Partners Capital Account Units Sold In Public Offering	14,950,000		25,974,026																				1,950,000
Share Price	$ 3.85		$ 3.85	$ 3.65	$ 2.85		$ 0.02					$ 3.91		$ 7
Proceeds From Issuance Initial Public Offering																					54,216	57,558
Loan agreement		$ 51,000								$ 173,367
Debt Instrument Description Of Variable Rate Basis		LIBOR plus 310bps					LIBOR
Debt instrument payment terms		Each tranche of the facility is repayable in 28 consecutive quarterly equal repayment installments of $400 each with a final balloon payment of $14,300 to be repaid on the last repayment date. The repayment starts in May 2014. As of March 14, 2014 the amount of $51,000 was fully drawn.